PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT
Schedule of components of property and equipment

	December 31,
	2013	2012
Land	$1,808,958	$1,808,958
Buildings and improvements	9,088,367	9,075,751
Furniture and equipment	1,352,260	1,171,726
	12,249,585	12,056,435
Less accumulated depreciation	(2,376,387)	(1,898,506)

	$9,873,198	$10,157,929